Consolidated Statements of Cash Flows (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible preferred stock (in shares)	298	123
Conversion of stock, shares issued (in shares)	19,862,000	1,400,000